Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Promissory Notes [Abstract]
Schedule of Convertible Notes Payable	Following is a summary of payments due on convertible notes payable for the succeeding five years:
Year Ending December 31,	Amount
2023	$-
2024	2,520,346
2025	-
2026	24,860,000
2027	-
Thereafter	-
Total payments	$27,380,346